CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Unrealized gain on marketable securities, tax benefit	$ 2,032	$ 271	$ 3,369
Reclassification of unrealized gains (benefits) on marketable securities to income, tax expense	(3)	84	300
Unrealized gain (loss) on cash flow hedges, tax benefit (expense)	(136)	882	(452)
Reclassification of unrealized losses (gains) on cash flow hedges to earnings, tax benefit (expense)	$ (254)	$ (471)	$ 592